CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2019
Statement Of Cash Flows [Abstract]
Acquisition of subsidiary, net of cash acquired	¥ 86,487
Disposal of a subsidiary, net of cash disposed	¥ 16,043	¥ 7,606
Net proceeds from issuance of ordinary shares, net of issuance cost		¥ 30,234